UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:             International Specialty Products Inc.
Address:          300 Delaware Avenue, Suite 303
                  Wilmington, Delaware  19801

Form 13F File Number:  028-05874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard A. Weinberg
Title:            Executive Vice President and General Counsel
Phone:            973-628-3520

Signature, Place, and Date of Signing:

/s/ Richard A. Weinberg     Wayne, New Jersey     February 14, 2005
-----------------------    -------------------   -------------------
    [Signature]               [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

REPORT SUMMARY:


Number of Other Included Managers:                             2

Form 13F Information Table Entry Total:                        3

Form 13F Information Table Value Total:                   $ 7,490
                                                         (thousands)

THE FILER HAS DISCONTINUED BUSINESS AS AN INSTITUTIONAL INVESTMENT MANAGER AND DOES NOT ANTICIPATE IN THE FUTURE HAVING INVESTMENT DISCRETION OVER ACCOUNTS OF REPORTABLE EQUITY SECURITIES DESCRIBED IN SECTION 13(d)(1) OF THE EXCHANGE ACT. THIS IS THE FILER'S FINAL REPORT ON FORM 13F.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                  Name
---        --------------------                  ----

2                   028-06621           ISP Investco LLC

3                   028-06623           International Specialty Holdings Inc.

NAME OF REPORTING PERSON:  INTERNATIONAL SPECIALTY PRODUCTS INC.


Column 1            Column 2              Column 3     Column 4       Column 5     Column 6     Column 7             Column 8

                     Title                                           Shares
                       Of                              Value           or         Investment     Other            Voting Authority
Name of Issuer       Class                 CUSIP     (x $1,000)      Prin Amt     Discretion    Managers     Sole    Shared   None
--------------       -----                 -----      ---------      --------     ----------    --------     ----    ------   ----
Hollywood Entmt Corp    COM              436141105       906          69,200SH      DEFINED        2,3                69,200
Mandalay Resort Group   COM              562567107     1,144          16,250SH      DEFINED        2,3                16,250
Peoplesoft Inc          COM              712713106     5,440         205,350SH      DEFINED        2,3               205,350


                                             Column Total             7,490

Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000 aggregate fair market value have not been reported.




As of 12/31/04